Other operating (income) expenses, net	12 Months Ended
Dec. 31, 2010
Other operating (income) expenses, net [Abstract]
Other operating (income) expenses, net
12. Other operating (income) expenses, net
     Other operating (income) expenses, net consists the following:

	For the years ended December 31,
	2008	2009	2010
Loss on disposal of subsidiaries	$192,529,635	$7,411,454	$1,544,922
Government subsidy income	(13,542,415)	(11,122,063)	(14,706,120)
Loss on disposal of equipment	2,302,294	—	248,785
Impairment of other long lived assets	—	14,714,157	—
Penalty for termination of contract	—	1,872,155	—
Other income	(5,307,652)	(5,199,764)	(1,771,691)
Other expenses	7,131,445	5,435,104	540,159

Total	$183,113,307	$13,111,043	$(14,143,945)